COMPREHENSIVE LOSS	12 Months Ended
Dec. 31, 2015
Comprehensive Income (Loss), Net of Tax, Attributable to Parent [Abstract]
COMPREHENSIVE LOSS

NOTE 4—COMPREHENSIVE LOSS

Total comprehensive loss for the years ended December 31, 2015, 2014 and 2013 consisted of the following:

	Years ended December 31,
	2015	2014	2013
	(in thousands)
Net loss	$(20,657)	$(30,264)	$(22,730)
Other comprehensive loss
Unrealized gain/(loss) from available-for-sale investments	(673)	673	—
Net change in cumulative translation adjustment	(1,611)	(2,781)	(13,759)
Total comprehensive loss	(22,941)	(32,372)	(36,489)
Comprehensive loss attributable to non-controlling interests(1)	—	—	9
Comprehensive loss attributable to UTStarcom Holdings Corp	$(22,941)	$(32,372)	$(36,480)

(1)	Comprehensive loss attributable to non-controlling interests consisted solely of net loss.

The changes in non-controlling interests during the years ended December 31, 2015, 2014 and 2013 were as follows:

	Years ended December 31,
	2015	2014	2013
	(in thousands)
Balance at beginning of period	$—	$—	$814
Comprehensive loss attributable to non-controlling interests	—	—	(9)
Non-controlling interests reduction from deconsolidation	—	—	(805)
Balance at end of period	$—	$—	$—